Annual Report October 31, 1999


                      [PROVIDENT INVESTMENT COUNSEL LOGO]



                                                                   Growth Fund I

                                                     Small Company Growth Fund I



                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

           3       President's Letter

           4       Our Philosophy

           5       Performance Update/
                   Portfolio Review

           6       Interview with
                   Provident Managers

           8       Performance Comparison

         THE FUNDS

           9       Statements of Assets and Liabilities

          11       Statements of Operations

          12       Statements of Changes in Net Assets

          14       Financial Highlights

          16       Notes to Financial Statements

          19       Report of Independent Accountants

         THE PORTFOLIOS

          21       Statements of Net Assets

          37       Statements of Operations

          38       Statements of Changes in Net Assets

          40       Selected Ratio Data

          42       Notes to Financial Statements

          45       Report of Independent Accountants

          46       Change in Independent Accountant

Items of Interest

- The Growth Fund was recently named as a top performing growth mutual fund for the last three and five year periods by Investors Daily, a leading business publication.


- The Growth style of investment continues to enjoy a leadership role. Our strong stock selection and sector allocation in the Funds were rewarded by positive absolute and relative performance the past year.


- Technology and technology related issues continue to provide the highest growth rates and as a result have become larger components of the Funds' portfolios of holdings.


-    Our website address is: WWW.PROVNET.COM

Fellow Shareholder,

     We are pleased to report very positive results for the fiscal year ending October 31, 1999 (more detailed information is available on the following pages). The Small Company Growth Fund continues to lead the way -- more than doubling the return of the Standard and Poors 500 Index, a broad measure of the market's overall performance. The Growth Fund also outperformed the unmanaged index for the fiscal year.

     The underlying fundamentals of our holdings in all of the PIC Funds have remained very compelling, and our patience through some volatility this year has been rewarded. Much of the performance of the broad market and the Funds has been driven by the technology and telecommunications sectors. Accordingly, we have increased both the size and number of holdings in these areas.

     The narrowness of the overall stock market, with a very limited number of technology and telecommunications stocks dominating returns, causes some to worry. Historically, such developments have sometimes ushered in unpleasant declines. However, those declines have most often been accompanied by unfavorable economic conditions, when either inflation has surged, or the Federal Reserve has embarked upon a series of extreme tightening measures to slow an overheated economy. This process usually results in either very slow economic growth, or in the extreme, a recession. We do not assign a high probability to either of these scenarios in the near-term. The one area of concern to us at the beginning of the year, is high stock market valuations, which makes the market vulnerable, particularly to rising interest rates.

     We remain positive in our outlook for growth company shares well into next year. The very positive tone and continued domestic economic expansion give us reason to believe the market will broaden some in the months ahead. As with the stronger-than-expected corporate profits picture for 1999, we see a solid growth picture moving well into next year. As to Fund strategy, we intend to remain extremely flexible, and we are prepared to take profits in technology and telecommunications issues in favor of other sectors if we see equal opportunities present themselves.

     Finally, while Y2K and valuation concerns abound, we do not, at this time, expect any meaningful Y2K disruptions.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B.  Allen
President, PIC Investment Trust
December 7, 1999

Our Philosophy

-    Focused, fundamental research, properly controlled, adds value.

- Sustainable earnings growth is the most important contributor to long-term stock appreciation.

- Emphasis on strong financial characteristics ensures focus on growth and quality.

- Investment style consistency is critical to superior long-term investment results.

[GRAPHIC]  EMERGING       COMPANY         ESTABLISHED GROWTH    MATURE COMPANIES
            GROWTH      GROWTH CURVE

Performance Update/Portfolio Review
Growth Fund

SECTOR WEIGHTINGS

Technology                  52.2%
Retail                      11.8%
Healthcare/Medical           9.5%
Public Utilities             7.7%
Financial                    6.6%
Consumer Durables            4.8%
Energy                       4.2%
Consumer Non-Durables        3.2%

        Average annualized total returns for the period ending 10/31/99:

             1 Year   3 Year   5 Year   Since Inception 6/11/92
             ------   ------   ------   -----------------------

             31.08%   25.62%   22.45%           17.16%


                   Top 10 Stock Holdings

      1.   Microsoft Corporation                 7.23%
      2.   MCI Worldcom Incorporated             4.88%
      3.   Lucent Technologies, Inc.             4.44%
      4.   Sun Microsystems, Inc.                4.36%
      5.   Tyco International Ltd.               4.28%
      6.   EMC Corporation                       3.15%
      7.   Motorola, Inc.                        3.08%
      8.   Cisco Systems, Inc.                   3.07%
      9.   Kohl's Corporation                    2.81%
     10.   Vitesse Semiconductor Corporation     2.69%


Small Company Growth Fund

SECTOR WEIGHTINGS

Technology                     57.4%
Consumer Non-Durables          13.5%
Industrials                     9.4%
Healthcare/Medical              7.5%
Retail                          4.9%
Energy                          2.2%
Financial                       2.0%
Consumer Durables               1.3%
Transportation                  1.0%
Public Utilities                0.8%

        Average annualized total returns for the period ending 10/31/99:

             1 Year   3 Year   5 Year   Since Inception 9/30/93
             ------   ------   ------   -----------------------

             58.20%   10.61%   19.22%           15.55%


                       Top 10 Stock Holdings

      1.   Peregrine Systems, Inc.                           2.38%
      2.   Vignette Corporation                              2.13%
      3.   Business Objects S.A. ADS                         2.11%
      4.   The Profit Recovery Group International, Inc.     2.11%
      5.   NCO Group, Inc.                                   2.00%
      6.   Dollar Tree Stores, Inc.                          1.94%
      7.   Emulex Corporation                                1.81%
      8.   Mercury Interactive Corporation                   1.80%
      9.   Check Point Software Technologies, Ltd.           1.68%
     10.   UnitedGlobalCom, Inc.                             1.65%

Performance results of the Fund for the period prior to the effective date of its registration statement reflect the total returns of another fund managed by Provident Investment Counsel. The performance results for this period have been restated to reflect all applicable fees and expenses of the Fund. For more information, please refer to the "Performance Comparison" section of this report.

Interview with Provident Managers

What industry sectors performed positively for the Funds' equity holdings?

Growth
     - Telecommunications
     - Technology Services

Small Company
     - Electronic Technology
     - Technology Services
     - Commercial Services

Q To what do you attribute the strong returns of small cap stocks over the last year?

A For several years now, small cap stocks have generally lagged larger growth equities. However, the portfolio's performance this year is testament to the market's narrowing of the extreme valuation gap between large cap and small cap stocks in the 1996-1998 period. These valuations became more and more compelling as many of the growth issues continued to deliver strong fundamental results.

Q What were the major factors contributing to the Small Company Growth Fund significantly outperforming the comparable unmanaged index over the last year?

A The Small Company Growth Fund has significantly outperformed the unmanaged indices through positive stock selection and weightings in the technology services and electronic technology sectors. We focused our stock selection in strong product sectors such as broadband, communications chips, fiber optics equipment, and web enabling software. Additionally, almost all segments of the Fund provided a positive contribution. The exceptions were the health technology and retail trade sectors, which modestly penalized overall results.

Q    What is the outlook for small cap stocks in general?

A As we move into the final month of the year and into early 2000, we are confident that the Small Company Growth Fund will continue to experience both strong absolute and relative performance. For several years now, small cap stocks have generally lagged larger growth equities. The performance of the Fund this year gives us evidence that this extreme valuation gap is narrowing and will continue to do so.

Q The Growth Fund outperformed the broad market, as measured by the Standard and Poors 500 Index, by more than 5% for the year ended October 31, 1999. What were the major contributors and detractors to performance during the year?

A The two most positive sectors for the Fund were telecommunications and technology services. The Fund also benefited from holdings in hardware technology concerns. Some of the names in telecommunications included Worldcom, Alltell and Vodaphone. In technology services and hardware, the Fund's holdings included America Online, Microsoft, Cisco and Lucent. The Fund's returns were reduced, relative to the broad market, by our holdings in Healthcare and Health Technology such as Pfizer, Warner Lambert, and Elan.

Q What is the outlook for the Growth Fund during the remainder of 1999 and 2000?

A We remain very optimistic about the fundamentals of the Fund's holdings. We think a broadening out of the market to other sectors within both the large and small capitalization spectrum is likely. So far this year, we have seen investors move back to growth-oriented small cap stocks where valuations were historically cheap. We look for investors to broaden their horizons within the large cap segment of the market, and for the current narrowness of the market to self-correct. We will continue to make every effort to check and re-check the fundamentals of the Fund's holdings, and to seek new opportunities for growth in all areas of the economy.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

                             PERFORMANCE COMPARISON

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL GROWTH FUND I, THE RUSSELL 1000 GROWTH INDEX,
                        AND THE S&P/BARRA GROWTH INDEX.

                           AVERAGE ANNUAL TOTAL RETURN

                     One Year   Five Years   Since Inception
                     --------   ----------   ---------------
                      31.08%      22.45%         17.16%

                            06/11/92  10/31/92  04/30/93  10/31/93  04/30/94  10/31/94  04/30/95  10/31/95
                            --------  --------  --------  --------  --------  --------  --------  --------
Growth Fund I                $10,390   $10,810   $10,349   $11,610   $10,950   $11,710   $11,710   $14,263
Russell 1000 Growth Index    $10,494   $10,643   $10,679   $11,421   $11,087   $12,039   $13,261   $16,700
S&P/Barra Growth Index       $10,307   $10,463   $10,408   $11,080   $10,716   $11,686   $12,956   $15,161


                            04/30/96  10/31/96  04/30/97  10/31/97  04/30/98  10/31/98  04/30/99  10/31/99
                            --------  --------  --------  --------  --------  --------  --------  --------
Growth Fund I                $14,883   $16,265   $17,524   $20,565   $24,401   $24,595   $30,444   $32,240
Russell 1000 Growth Index    $17,581   $18,989   $21,458   $24,774   $30,488   $30,877   $38,576   $41,451
S&P/Barra Growth Index       $16,891   $18,754   $22,188   $25,189   $31,517   $33,262   $40,771   $43,770

Past performance is not predictive of future performance.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND I AND
                         THE RUSSELL 2000 GROWTH INDEX.

                           AVERAGE ANNUAL TOTAL RETURN

                     One Year   Five Years   Since Inception
                     --------   ----------   ---------------
                      58.20%      19.22%         15.55%

                              09/30/93  10/31/93  04/30/94 10/31/94  04/30/95  10/31/95  04/30/96  10/31/96
                              --------  --------  -----------------  --------  --------  --------  --------
Small Company Growth Fund I    $10,000   $10,175   $9,460   $10,013   $10,448   $14,444   $18,624   $17,818
Russell 2000 Growth Index      $10,000   $10,289   $9,860   $10,196   $10,721   $12,293   $14,940   $13,932


                              04/30/97  10/31/97  04/30/98  10/31/98  04/30/99  10/31/99
                              --------  --------  --------  --------  --------  --------
Small Company Growth Fund I    $14,698   $18,626   $20,505   $15,243   $17,818   $24,114
Russell 2000 Growth Index      $12,915   $16,879   $18,560   $14,204   $17,860   $18,365

Past performance is not predictive of future performance.

Performance results of the Small Company Growth Fund I reflect the total returns of the Small Cap Growth Fund I (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statement which was 6/28/96. Small Cap Growth Fund I returns are restated to reflect all fees and expenses applicable to the Small Company Growth Fund I.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

STATEMENTS OF ASSETS AND LIABILITIES
as of October 31, 1999

                                                       Growth      Small Company
                                                       Fund I      Growth Fund I
                                                       ------      -------------
ASSETS
Investments in Portfolios, at value                 $174,435,589    $35,693,853
Receivables:
  Investments in Portfolios sold                          46,532         18,602
  Fund shares sold                                        10,105          3,167
  From Provident Investment
    Counsel, Inc. (Note 3)                                30,384             --
Prepaid expenses                                           9,085          4,235
                                                    ------------    -----------
Total assets                                         174,531,695     35,719,857
                                                    ============    ===========

LIABILITIES
Payables:
  Investments in Portfolios purchased                     10,105          3,167
  Fund shares repurchased                                 46,532         18,602
  To Provident Investment
    Counsel, Inc. (Note 3)                                    --         13,570
Accrued expenses                                          53,642         22,542
Deferred trustees' compensation (Note 3)                  22,346         16,934
                                                    ------------    -----------
Total liabilities                                        132,625         74,815
                                                    ============    ===========

NET ASSETS
Applicable to 8,030,336 and 2,778,004
  shares of beneficial interest
  outstanding, respectively                         $174,399,070    $35,645,042
                                                    ------------    -----------

NET ASSET VALUE PER SHARE                           $      21.72    $     12.83
                                                    ------------    -----------

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

STATEMENTS OF ASSETS AND LIABILITIES
continued, as of October 31, 1999

                                                      Growth       Small Company
                                                      Fund I       Growth Fund I
                                                      ------       -------------
SOURCE OF NET ASSETS
Paid-in capital                                    $ 97,074,897    $ 23,931,903
Accumulated net investment loss                         (63,034)        (22,504)
Accumulated net realized gain on
  investments                                        27,401,498       2,584,334
Net unrealized appreciation on
  investments                                        49,985,709       9,151,309
                                                   -------------   ------------
Net Assets                                         $174,399,070    $ 35,645,042
                                                   -------------   ------------

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

STATEMENTS OF OPERATIONS
Year ended October 31, 1999

                                                      Growth       Small Company
                                                      Fund I       Growth Fund I
                                                      ------       -------------
INVESTMENT INCOME
  Net investment loss from Portfolios              $   (781,557)   $   (233,470)
                                                   ============    ============

Expenses:
  Administration fees (Note 3)                          337,505          74,237
  Trustees' fees                                         15,626          12,687
  Audit fee                                              12,300          10,300
  Legal fees                                             18,800           3,599
  Transfer agent's fees                                 136,000          29,600
  Custody and accounting services fees                    6,000           6,001
  Reports to shareholders                                10,200           2,000
  Registration fees                                      49,000           4,356
  Miscellaneous                                           2,317          10,245
                                                   ------------    ------------
  Total expenses                                        587,748         153,025
  Less waiver by Provident
    Investment Counsel, Inc. (Note 3)                  (184,616)        (19,741)
                                                   ------------    ------------
  Net expenses                                          403,132         133,284
                                                   ============    ============

Net investment loss                                  (1,184,689)       (366,754)
                                                   ============    ============

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                   27,417,856       7,584,239
  Unrealized appreciation on
    investments                                      14,672,037       7,240,179
                                                   ------------    ------------
Net gain on investments                              42,089,893      14,824,418
                                                   ============    ============

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $ 40,905,204    $ 14,457,664
                                                   ============    ============

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

FROM OPERATIONS:
--------------------------------------------------------------------------------
  Net investment loss
  Net realized gain (loss) on investments
  Net unrealized appreciation (depreciation) on investments
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations

================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains

================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Purchases of 1,205,821; 4,057,730; 642,745 and 3,336,041 shares, respectively
  Reinvestment of 512,075; 916,270; 0 and 0 shares,  respectively
  Redemptions of 1,147,070; 1,924,166; 1,533,416 and 2,795,508 shares, respectively
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from share transactions

================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year
--------------------------------------------------------------------------------
End of year
--------------------------------------------------------------------------------

See Notes to Financial Statements.

              Growth                              Small Company
              Fund I                              Growth Fund I
----------------------------------     -------------------------------------
      Year              Year                 Year                 Year
     ended             ended                ended                ended
October 31, 1999  October 31, 1998     October 31, 1999     October 31, 1998
----------------  ----------------     ----------------     ----------------
$    (1,184,689)    $    (725,961)       $    (366,754)       $    (396,341)
     27,417,856         9,563,770            7,584,239           (2,219,078)
     14,672,037        14,964,547            7,240,179           (4,097,915)
---------------     -------------        -------------        -------------
     40,905,204        23,802,356           14,457,664           (6,713,334)
---------------     -------------        -------------        -------------
     (9,515,184)      (14,604,225)                  --                   --
---------------     -------------        -------------        -------------
     24,616,335        63,028,132            6,314,862           31,788,999
      9,201,984        13,890,657                   --                   --
    (23,216,938)      (33,710,059)         (14,865,034)         (26,351,862)
---------------     -------------        -------------        -------------
     10,601,381        43,208,730           (8,550,172)           5,437,137
---------------     -------------        -------------        -------------
     41,991,401        52,406,861            5,907,492           (1,276,197)
---------------     -------------        -------------        -------------
    132,407,669        80,000,808           29,737,550           31,013,747
---------------     -------------        -------------        -------------
$   174,399,070     $ 132,407,669        $  35,645,042        $  29,737,550
---------------     -------------        -------------        -------------

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================

                                                        Growth Fund I
                               -----------------------------------------------------------------
                                   Year          Year         Year         Year         Year
                                   ended         ended        ended        ended        ended
                                October 31,   October 31,  October 31,  October 31,  October 31,
                                   1999          1998         1997         1996         1995
                                -----------   -----------  -----------  -----------  -----------
Net asset value,
  beginning of year              $ 17.75       $ 18.14       $16.25       $14.25       $11.70
                                 -------       -------       ------       ------       ------

Income from investment
  operations:
  Net investment loss              (0.15)        (0.06)       (0.15)       (0.06)       (0.02)
  Net realized and unrealized
   gain on investments              5.40          3.04         3.98         2.06         2.57
                                 -------       -------       ------       ------       ------
Total from investment
  operations                        5.25          2.98         3.83         2.00         2.55
                                 -------       -------       ------       ------       ------
Less distributions to
  shareholders:
  From net realized gains          (1.28)        (3.37)       (1.94)          --           --
                                 -------       -------       ------       ------       ------
Net asset value, end of year     $ 21.72       $ 17.75       $18.14       $16.25       $14.25
                                 =======       =======       ======       ======       ======

Total return                       31.08%        19.60%       26.44%       14.04%       21.79%
                                 =======       =======       ======       ======       ======

Ratios/supplemental data:
Net assets, end of year
  (millions)                     $ 174.4       $ 132.4       $ 80.0       $116.1       $131.1
                                 -------       -------       ------       ------       ------

Ratios to average net assets:+*
  Expenses                          1.25%         1.25%        1.25%        1.25%        1.25%
  Net investment income            (0.73%)       (0.57%)      (0.38%)      (0.28%)      (0.17%)
                                 -------       -------       ------       ------       ------

+ Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the Portfolio.

* Net of fee waivers and expense reimbursements which were 0.11%, 0.14%, 0.10%, 0.05% and 0.05%, respectively.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                        Small Company Growth Fund I
                              --------------------------------------------------
                                 Year         Year         Year         Year
                                 ended        ended        ended        ended
                              October 31,  October 31,  October 31,  October 31,
                                 1999         1998         1997         1996
                              -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                      $ 8.11      $  9.91      $ 9.48       $10.00
                                 ------      -------      ------       ------
Income from investment
  operations:
  Net investment loss             (0.13)       (0.10)      (0.05)       (0.03)
  Net realized and unrealized
   gain (loss) on investments      4.85        (1.70)       0.48        (0.49)
                                 ------      -------      ------       ------
Total from investment
  operations                       4.72        (1.80)       0.43        (0.52)
                                 ------      -------      ------       ------
Net asset value, end of period   $12.83      $  8.11      $ 9.91       $ 9.48
                                 ======      =======      ======       ======

Total return                      58.20%      (18.16%)      4.54%       (5.20%)-
                                 ======      =======      ======       ======

Ratios/supplemental data:
Net assets, end of period
  (millions)                     $ 35.6      $  29.7      $ 31.0       $  5.2
                                 ------      -------      ------       ------

Ratios to average net assets:#*
  Expenses                         1.45%        1.45%       1.45%        1.43% +
  Net investment loss             (1.24%)      (1.13%)     (0.96%)      (0.91%)+
                                 ------      -------      ------       ------

** Commencement of operations.
+ Annualized.
# Includes  the  Fund's  share  of  expenses,  net of fee  waivers  and  expense reimbursements, allocated from the Portfolio.
* Net of fee waivers and expense reimbursements which were 0.07%, 0.04%, 0.16% and 2.60%, respectively.
- Not annualized.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 -- ORGANIZATION

     Provident Investment Counsel Growth Fund I (formerly Provident Investment Counsel Growth Fund) and Small Company Growth Fund I (formerly Provident Investment Counsel Small Company Growth Fund) (each a "Fund" and collectively the "Funds") are each one of eleven series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Funds invest substantially all of their assets in the PIC Growth Portfolio and the PIC Small Cap Portfolio (the "Portfolios"), separate registered management investment companies having the same investment objective as the respective Fund. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION. The Funds reflect their investments in the respective Portfolios at their proportionate interest in the value of the Portfolios' net assets. Valuation of securities by the Portfolios is discussed at Note 2A of the Portfolios' Notes to Financial Statements.

     B. INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolios, daily on their investment in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Distributions to shareholders, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

NOTES TO FINANCIAL STATEMENTS,
CONTINUED
--------------------------------------------------------------------------------

          their shareholders. Therefore, no federal income tax provisions are required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

3 -- TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolios. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

     PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Growth Fund I -- 1.25%
     Small Company Growth Fund I -- 1.45%

     The percentages are based on the Funds' average daily net assets.

     Fees waived by PIC for the year ended October 31, 1999 were as follows:

     Growth Fund I -- $184,616 Small Company Growth Fund I -- $19,741

     ICA receives an annual fee of $15,000 for its services from each of the Funds.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The Distributor received no commissions from the sales or redemptions of the Funds' shares during the year ended October 31, 1999.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

NOTES TO FINANCIAL STATEMENTS,
CONTINUED
--------------------------------------------------------------------------------

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

4 -- INVESTMENT TRANSACTIONS

     Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1999 were as follows:

                                           Additions        Reductions
                                           ---------        ----------
Growth Fund I                            $ 24,683,600       $23,916,845
Small Company Growth Fund I                 6,319,862        14,976,520

     As of October  31, 1999 the Funds owned the  following  percentages  of the
Portfolios:

     Growth Fund I -- 95.7% of PIC Growth Portfolio
     Small Company Growth Fund I -- 14.0% of PIC Small Cap Portfolio

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
     PIC Investment Trust
     and the Shareholders of:
        Provident Investment Counsel Growth Fund I
        Provident Investment Counsel Small Company Growth Fund I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the above named funds of PIC Investment Trust (the "Trust") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above. The financial statements of the Trust as of October 31, 1998, including the financial highlights for each of the periods prior to October 31, 1999, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
December 3, 1999

                       THIS PAGE INTENTIONALLY LEFT BLANK

P-I-C
----------
GROWTH                       STATEMENT OF NET ASSETS
----------                   as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES -- 89.16%               Shares         Value       Net Assets
--------------------------------------------------------------------------------
BANKS -- 2.00%
Providian Financial Corporation            33,500     $ 3,651,500      2.00%
                                          -------     -----------     -----

BIOTECHNOLOGY -- 2.58%
Amgen Inc.*                                31,000       2,472,250      1.36
Genentech, Inc.*                           15,300       2,229,975      1.22
                                          -------     -----------     -----
    Total Biotechnology                                 4,702,225      2.58
                                          -------     -----------     -----

BUILDING PRODUCTS -- 4.31%
The Home Depot, Inc.                       39,700       2,997,350      1.65
Lowe's Companies, Inc.                     88,300       4,856,500      2.66
                                          -------     -----------     -----
    Total Building Products                             7,853,850      4.31
                                          -------     -----------     -----

COMPUTER SERVICES -- 4.36%
Sun Microsystems, Inc.*                    75,100       7,946,519      4.36
                                          -------     -----------     -----

COMPUTER SOFTWARE -- 10.59%
BMC Software, Inc.*                        53,200       3,414,775      1.87
Microsoft Corporation *                   142,324      13,173,865      7.23
VERITAS Software Corporation *             25,200       2,718,450      1.49
                                          -------     -----------     -----
    Total Computer Software                            19,307,090     10.59
                                          -------     -----------     -----

CREDIT AND FINANCE -- 1.80%
MBNA Corporation                          118,816       3,282,292      1.80
                                          -------     -----------     -----

DISCOUNT -- 1.92%
Costco Companies, Inc.*                    43,600       3,501,625      1.92

See Notes to Financial Statements.

P-I-C
----------
GROWTH                       STATEMENT OF NET ASSETS
----------                   as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED -- 4.28%
Tyco International Ltd.                   195,560     $ 7,810,177       4.28%
                                        ---------       ---------       ----

DRUGS -- 3.70%
Pfizer, Inc.                               62,452       2,466,854       1.35
Warner-Lambert Company                     53,600       4,277,950       2.35
                                        ---------       ---------       ----
    Total Drugs                                         6,744,804       3.70
                                        ---------       ---------       ----

ELECTRICAL EQUIPMENT/PERIPHERALS -- 7.34%
Dell Computer Corporation*                 52,500       2,106,562       1.16
EMC Corporation*                           78,700       5,745,100       3.15
Lexmark International Group, Inc.*         58,700       4,582,269       2.51
PMC-Sierra, Inc.*                          10,000         942,500       0.52
                                        ---------       ---------       ----
    Total Electrical
      Equipment/Peripherals                            13,376,431       7.34
                                        ---------       ---------       ----

ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 8.60%
Linear Technology Corporation              54,800       3,832,575       2.10
Solectron Corporation*                     55,200       4,153,800       2.28
Texas Instruments, Incorporated            31,000       2,782,250       1.53
Vitesse Semiconductor Corporation*        106,900       4,904,038       2.69
                                        ---------       ---------       ----
    Total Electronic
      Components/Semiconductors                        15,672,663       8.60
                                        ---------       ---------       ----

ELECTRONICS -- 3.08%
Motorola, Inc.                             57,700       5,622,144       3.08

See Notes to Financial Statements.

P-I-C
----------
GROWTH                       STATEMENT OF NET ASSETS
----------                   as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 2.82%
AT&T Corp./Liberty Media
  Corporation*                             50,000      $1,984,375       1.09%
Clear Channel Communications, Inc.*        22,600       1,816,475       1.00
Viacom Inc., Class B*                      30,000       1,342,500       0.73
                                        ---------       ---------       ----
    Total Entertainment and
      Leisure                                           5,143,350       2.82
                                        ---------       ---------       ----

INSURANCE -- 2.12%
American International Group, Inc.         37,590       3,869,421       2.12
                                        ---------       ---------       ----

MEDICAL AND DENTAL PRODUCTS -- 1.07%
MedImmune, Inc.*                           17,400       1,948,800       1.07
                                        ---------       ---------       ----

MEDICAL INSTRUMENTS -- 1.09%
Medtronic, Inc.                            57,608       1,994,677       1.09
                                        ---------       ---------       ----

NATURAL GAS PRODUCTS AND PIPELINES -- 1 .62%
Enron Corp.                                74,000       2,955,375       1.62
                                        ---------       ---------       ----

NETWORKING -- 3.07%
Cisco Systems, Inc.*                       75,700       5,601,800       3.07
                                        ---------       ---------       ----

OIL FIELD SERVICES -- 2.16%
Baker Hughes Incorporated                  51,900       1,449,956       0.79
Schlumberger Limited                       41,100       2,489,119       1.37
                                        ---------       ---------       ----
    Total Oil Field Services                            3,939,075       2.16
                                        ---------       ---------       ----

See Notes to Financial Statements.

P-I-C
----------
GROWTH                       STATEMENT OF NET ASSETS
----------                   as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.24%
Bed Bath & Beyond Inc.*                    78,500     $ 2,615,031       1.43%
Kohl's Corporation*                        68,358       5,114,033       2.81
                                        ---------       ---------       ----
    Total Specialty Retail                              7,729,064       4.24
                                        ---------       ---------       ----

TELECOMMUNICATIONS -- 7.72%
Lucent Technologies Inc.                  125,900       8,089,075       4.44
Nextel Communications, Inc.*                2,900         249,944       0.14
Nokia Corporation ADR                      25,700       2,969,956       1.63
Tellabs, Inc.*                             43,400       2,745,050       1.51
                                        ---------       ---------       ----
    Total Telecommunications                           14,054,025       7.72

TELEPHONE -- 6.84%
ALLTEL Corporation                         43,000       3,579,750       1.96
MCI WorldCom Incorporated *               103,650       8,894,466       4.88
                                        ---------       ---------       ----
    Total Telephone                                    12,474,216       6.84
                                        ---------       ---------       ----

WIRELESS SERVICES -- 1.85%
Vodafone Airtouch Plc ADR                  70,250       3,367,609       1.85
                                        ---------       ---------       ----
    Total Equity Securities
      (Cost $111,127,729)                             162,548,732      89.16
                                        ---------       ---------       ----

Money Market Funds -- 4.64%
Temporary Investment Fund Inc. --
  Temp Fund                             4,230,318       4,230,318       2.32
                                        ---------       ---------       ----
Temporary Investment Fund Inc. --
  Temp Cash                             4,230,318       4,230,318       2.32
                                        ---------       ---------       ----
    Total Money Market Funds
      (Cost $8,460,636)                                 8,460,636       4.64
                                        ---------       ---------       ----
    Total Investments
      (Cost $119,588,365)                             171,009,368      93.80
                                        ---------       ---------       ----

See Notes to Financial Statements.

P-I-C
----------
GROWTH                       STATEMENT OF NET ASSETS
----------                   as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
OTHER ASSETS -- 8.18%                               Value            Net Assets
--------------------------------------------------------------------------------
Receivables:
  Investment securities sold                     $ 14,780,237
  Shares of beneficial interest sold                   52,471
  Dividends and Interest                               53,055
Other assets                                           23,317
                                                 ------------         ------
    Total other assets                             14,909,080           8.18%
                                                 ============         ======

TOTAL ASSETS                                      185,918,448         101.98
                                                 ------------         ------

LIABILITIES -- (1.98%)
Payables:
  Investment securities purchased                   3,326,953
  Shares of beneficial interest redeemed               76,010
  To Advisor (Note 3)                                 113,970
Accrued expenses                                       54,062
Deferred Trustees' compensation (Note 3)               42,194
                                                 ------------         ------
    Total Liabilities                               3,613,189          (1.98)
                                                 ============         ======

TOTAL NET ASSETS -- 100.00%                      $182,305,259         100.00%
                                                 ------------         ------

* Non-income producing security.

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     Statement of Net Assets
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES -- 95.76%                Shares        Value       Net Assets
--------------------------------------------------------------------------------
AIRLINES -- 0.47%
Ryanair Holdings plc ADS*                   28,870    $  1,190,887        0.47%
                                         ---------    ------------      ------

APPAREL AND SHOES -- 0.25%
The Children's Place
  Retail Stores, Inc.*                       1,900          49,519        0.02
Too, Inc.*                                  37,350         597,600        0.23
                                         ---------    ------------      ------
    Total Apparel and Shoes                                647,119        0.25
                                         ---------    ------------      ------

AUTO PARTS -- 0.90%
Gentex Corporation *                       133,600       2,296,250        0.90
                                         ---------    ------------      ------

BANKS -- 0.08%
Hamilton Bancorp Inc.*                      13,230         210,026        0.08
                                         ---------    ------------      ------

BEVERAGE/FOOD -- 0.46%
Beringer Wine Estates
  Holdings, Inc.*                           29,600       1,176,600        0.46
                                         ---------    ------------      ------

BIOTECHNOLOGY -- 2.44%
Abgenix, Inc.*                              12,900         572,437        0.23
Albany Molecular Research, Inc.*            34,400         855,700        0.34
Alkermes, Inc.*                             27,000         953,438        0.37
Invitrogen Corporation *                    42,800       1,070,000        0.42
QLT Phototherapeutics Inc.*                 65,200       2,762,850        1.08
                                         ---------    ------------      ------
    Total Biotechnology                                  6,214,425        2.44

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     Statement of Net Assets
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
BUSINESS SERVICES -- 8.04%
CoStar Group, Inc.*                        26,900     $   662,412       0.26%
The Corporate Executive Board
  Company *                                 9,500         358,625       0.14
Dendrite International, Inc.*              83,900       2,632,362       1.03
Iron Mountain Incorporated*                16,750         506,688       0.20
NCO Group, Inc.*                          120,435       5,103,433       2.00
The Profit Recovery Group
  International, Inc.*                    130,200       5,362,613       2.11
TeleTech Holdings Inc.*                    65,700         932,119       0.37
TMP Worldwide Inc.*                        37,120       2,317,680       0.91
United Rentals, Inc.*                      38,400         715,200       0.28
Westwood One, Inc.*                        40,763       1,880,170       0.74
                                           -------     ----------      -----
    Total Business Services                            20,471,302       8.04
                                           -------     ----------      -----

COMPUTER SERVICES -- 6.44%
The BISYS Group, Inc.*                      7,100         362,100       0.14
Computer Network Technology
  Corporation*                              9,700         155,806       0.06
DSP Group, Inc.*                           44,700       2,134,425       0.84
Electro Scientific Industries, Inc.*       14,500         783,000       0.31
Globix Corporation*                        16,700         601,200       0.24
Jack Henry & Associates, Inc.              25,300         920,287       0.36
MicroStrategy Incorporated*                31,800       3,072,675       1.21
MIPS Technologies, Inc.*                   23,000         664,125       0.26
Modem Media . Poppe Tyson, Inc.*           31,700       2,187,300       0.86
National Computer Systems, Inc.            45,900       1,735,594       0.68
NICE Systems Ltd. ADR*                     77,550       2,248,950       0.88
Pegasus Systems, Inc.*                     33,325       1,424,644       0.56
ShowCase Corporation*                      27,800         107,725       0.04
                                           -------     ----------      -----
    Total Computer Services                            16,397,831       6.44
                                           -------     ----------      -----

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 15.23%
Bluestone Software, Inc.*                   27,700    $ 1,021,437       0.40%
Brio Technology, Inc.*                      31,400        761,450       0.30
Business Objects S.A. ADS*                  74,700      5,378,400       2.11
Check Point Software
  Technologies, Ltd.*                       36,900      4,268,869       1.68
Electronics for Imaging, Inc.*              60,900      2,455,031       0.96
Exchange Applications, Inc.*                31,200        850,200       0.33
F5 Networks, Inc.*                          10,000      1,387,500       0.54
HNC Software Inc.*                          52,600      2,100,712       0.83
Macromedia, Inc.*                           44,100      2,841,694       1.12
Mercury Interactive Corporation*            56,400      4,575,450       1.80
Micromuse Inc.*                             13,300      1,421,438       0.56
Mission Critical Software, Inc.*            12,700        747,713       0.29
National Instruments Corporation*           39,600      1,190,475       0.47
Peregrine Systems, Inc.*                   138,450      6,074,494       2.38
PLX Technology, Inc.*                       10,000        160,000       0.06
TriZetto Group, Inc.*                       45,000        450,000       0.18
Unigraphics Solutions Inc.*                 17,600        379,500       0.15
Verity, Inc.*                               39,600      2,727,450       1.07
                                           -------     ----------      -----
Total Computer Software                                38,791,813      15.23
                                           -------     ----------      -----

CONSTRUCTION -- 0.12%
Dycom Industries, Inc.*                      9,225        300,389       0.12
                                           -------     ----------      -----

CREDIT AND FINANCE -- 0.51%
AmeriCredit Corp.*                          74,300      1,290,962       0.51

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
DISCOUNT -- 2.91%
Dollar Tree Stores, Inc.*                  113,380      $4,939,116      1.94%
99 CENTS Only Stores*                       82,750       2,472,156      0.97
                                           -------      ----------     -----
    Total Discount                                       7,411,272      2.91
                                           -------      ----------     -----

DRUGS -- 1.86%
K-V Pharmaceutical Company,
  Class A*                                  47,300         821,837      0.32
Medicis Pharmaceutical Corporation,
  Class A*                                  35,500       1,082,750      0.43
Roberts Pharmaceutical Corporation*          9,300         299,925      0.12
Shire Pharmaceuticals Group plc*            79,450       2,522,538      0.99
                                           -------      ----------     -----
    Total Drugs                                          4,727,050      1.86
                                           -------      ----------     -----

EDUCATIONAL PROGRAMS -- 0.65%
Corinthian Colleges, Inc.*                  57,100       1,113,450      0.44
Education Management Corporation*           58,200         552,900      0.21
                                           -------      ----------     -----
    Total Educational Programs                           1,666,350      0.65
                                           -------      ----------     -----

ELECTRIC POWER -- 0.77%
Calpine Corporation*                        33,900       1,953,488      0.77
                                           -------      ----------     -----

Electrical Equipment/Peripherals -- 1.72%
Creo Products Inc.*                          8,700         221,850      0.09
Dionex Corporation*                         19,900         884,306      0.35
SanDisk Corporation*                        31,200       1,891,500      0.74
TranSwitch Corporation*                     29,400       1,383,637      0.54
                                           -------      ----------     -----
    Total Electrical
      Equipment/Peripherals                              4,381,293      1.72
                                           -------      ----------     -----

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 12.73%
Alpha Industries, Inc.*                     25,200     $ 1,392,300      0.55%
Brooks Automation, Inc.*                    32,800         623,200      0.25
Burr-Brown Corporation*                     32,000       1,258,000      0.49
Credence Systems Corporation*               58,400       2,664,500      1.05
Cree Research, Inc.*                        76,300       3,257,056      1.28
Cymer, Inc.*                                47,000       1,736,062      0.68
Cypress Semiconductor Corporation*          36,800         940,700      0.37
The DII Group, Inc.*                        63,100       2,271,600      0.89
Flextronics International Ltd.*             31,300       2,222,300      0.87
GlobeSpan, Inc.*                            12,300         894,825      0.35
Integrated Device Technology, Inc.*         38,200         785,488      0.31
Lam Research Corporation*                   37,800       3,191,738      1.25
Lattice Semiconductor Corporation*          71,800       2,539,925      1.00
Micrel, Incorporated*                       49,200       2,675,250      1.05
Orbotech Ltd.*                              25,200       1,968,750      0.77
Plexus Corp.*                               21,200         561,800      0.22
QLogic Corporation*                          8,300         864,237      0.34
Semtech Corporation*                        34,800       1,333,275      0.52
Varian Semiconductor Equipment
  Associates, Inc.*                         55,400       1,253,425      0.49
                                           -------      ----------     -----
    Total Electronic
      Components/Semiconductors                         32,434,431     12.73
                                           -------      ----------     -----

ELECTRONICS -- 1.30%
Ancor Communications,
  Incorporated*                             34,900       1,105,894      0.43
ANTEC Corporation*                          26,700       1,294,950      0.51
Power Integrations, Inc.*                    8,900         907,244      0.36
                                           -------      ----------     -----
    Total Electronics                                    3,308,088      1.30

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 7.09%
American Classic Voyages Co.*               42,900     $ 1,072,500      0.42%
CINAR Corporation*                          19,100         331,862      0.13
Citadel Communications
  Corporation*                              71,200       3,439,850      1.35
Cox Radio, Inc., Class A*                   22,900       1,603,000      0.63
Emmis Communications Corporation,
  Class A*                                  23,300       1,680,512      0.66
Entercom Communications Corp.,
  Class A*                                  31,200       1,554,150      0.61
Fairfield Communities, Inc.*               116,770       1,430,433      0.56
International Speedway Corporation,
  Class A                                   15,300         789,863      0.31
Jones Intercable, Inc., Class A*            22,375       1,222,234      0.48
Spanish Broadcasting System, Inc.,
  Class A*                                  27,900         742,838      0.29
UnitedGlobalCom, Inc.*                      48,300       4,202,100      1.65
                                           -------      ----------     -----
    Total Entertainment and Leisure                     18,069,342      7.09
                                           -------      ----------     -----

FINANCIAL SERVICES -- 0.59%
Metris Companies Inc.                       43,900       1,511,806      0.59
                                           -------      ----------     -----

FOOD AND RESTAURANTS -- 0.50%
Performance Food Group Company*             46,600       1,264,025      0.50
                                           -------      ----------     -----

INSURANCE -- 0.76%
Clark/Bardes Holdings, Inc.*                36,700         504,625      0.20
Financial Security Assurance
  Holdings Ltd.                             25,300       1,426,288      0.56
                                           -------      ----------     -----
    Total Insurance                                      1,930,913      0.76

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                Shares        Value      Net Assets
--------------------------------------------------------------------------------
INTERNET SERVICES -- 8.16%
About.com, Inc.*                            29,500     $ 1,393,875      0.55%
AdForce, Inc.*                              12,450         343,931      0.14
Agile Software Corporation*                 11,000       1,078,000      0.42
Art Technology Group, Inc.*                 24,200       1,306,800      0.51
Ask Jeeves, Inc.*                           16,200       1,251,450      0.49
Critical Path, Inc.*                        46,000       2,104,500      0.83
CyberSource Corporation*                    12,200         774,700      0.30
Insweb Corporation*                          9,950         179,100      0.07
JFAX.COM, Inc.*                             54,300         235,866      0.09
Marimba, Inc.*                               9,400         267,900      0.11
Media Metrix, Inc.*                         22,000       1,031,250      0.40
Paradyne Networks, Inc.*                    16,700         507,262      0.20
Primus Knowledge Solutions, Inc.*           33,500       1,009,187      0.40
PSINet Inc.*                                 7,000         252,000      0.10
Security First Corp.*                       26,000       1,044,875      0.41
Vignette Corporation*                       34,400       5,435,200      2.13
WebTrends Corporation*                      31,400       1,938,950      0.76
Wink Communications, Inc.*                  18,300         642,788      0.25
                                           -------      ----------     -----
    Total Internet Services                             20,797,634      8.16
                                           -------      ----------     -----

MEDICAL AND DENTAL PRODUCTS -- 0.18%
Cytyc Corporation*                          11,600         461,100      0.18
                                           -------      ----------     -----

MEDICAL INSTRUMENTS -- 0.95%
Affymetrix, Inc.*                           27,500       2,423,437      0.95

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
MEDICAL/DENTAL SERVICES -- 1.75%
AmSurg Corp., Class A*                      93,200      $  570,850      0.22%
Professional Detailing, Inc.*               34,800         870,000      0.34
Renal Care Group, Inc.*                    162,245       3,021,813      1.19
                                           -------      ----------     -----
    Total Medical/Dental Services                        4,462,663      1.75
                                           -------      ----------     -----

NETWORKING -- 3.12%
Emulex Corporation*                         29,500       4,600,156      1.81
Extreme Networks, Inc.*                      4,000         321,250      0.13
MMC Networks, Inc.*                         10,700         341,063      0.13
Visual Networks, Inc.*                      33,900       1,411,088      0.55
Xircom, Inc.*                               25,500       1,286,156      0.50
                                           -------      ----------     -----
    Total Networking                                     7,959,713      3.12
                                           -------      ----------     -----

OFFSHORE DRILLING -- 0.61%
Dril-Quip, Inc.*                            11,700         273,487      0.11
Rowan Companies, Inc.*                      81,600       1,269,900      0.50
                                           -------      ----------     -----
    Total Offshore Drilling                              1,543,387      0.61
                                           -------      ----------     -----

OIL FIELD SERVICES -- 1.52%
Atwood Oceanics, Inc.*                      17,000         494,063      0.19
Global Industries, Ltd.*                    90,000         720,000      0.28
Marine Drilling Companies, Inc.*            70,600       1,142,838      0.45
Patterson Energy, Inc.*                     66,900         857,156      0.34
Trico Marine Services, Inc.*                96,300         668,081      0.26
                                           -------      ----------     -----
    Total Oil Field Services                             3,882,138      1.52
                                           -------      ----------     -----

Pollution Control -- 0.85%
Newpark Resources, Inc.*                   150,500         968,844      0.38
Waste Connections, Inc.*                    78,125       1,206,055      0.47
                                           -------      ----------     -----
    Total Pollution Control                              2,174,899      0.85

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
PUBLISHING/ADVERTISING -- 4.11%
Catalina Marketing Corporation*             38,200     $ 3,576,475      1.40%
Lamar Advertising Company,
  Class A*                                  60,700       3,277,800      1.29
Playboy Enterprises, Inc., Class B*        141,400       3,623,375      1.42
                                           -------      ----------     -----
    Total Publishing/Advertising                        10,477,650      4.11
                                           -------      ----------     -----

SPECIALTY RETAIL -- 1.05%
Cost Plus, Inc.*                            54,150       1,976,475      0.78
The Yankee Candle Company, Inc.*            46,000         701,500      0.27
                                           -------      ----------     -----
    Total Specialty Retail                               2,677,975      1.05
                                           -------      ----------     -----

TELECOMMUNICATIONS -- 6.29%
AirGate PCS, Inc.*                          23,900       1,195,000      0.47
American Mobile Satellite
  Corporation*                              46,000         511,750      0.20
Applied Micro Circuits Corporation*         27,600       2,147,625      0.84
AudioCodes Ltd.*                            25,300       1,530,650      0.60
CD Radio Inc.*                              83,200       2,121,600      0.83
E-TEK Dynamics, Inc.*                       15,200       1,012,700      0.40
Gilat Satellite Networks, Ltd.*             38,800       2,022,450      0.80
Insight Communications
  Company, Inc.*                            33,300         786,713      0.31
Orckit Communications Ltd.*                 26,900         741,431      0.29
Pinnacle Holdings Inc.*                     50,300       1,207,200      0.47
Research in Motion Limited*                 55,400       1,703,550      0.67
Time Warner Telecom Inc.*                   21,000         528,938      0.21
WinStar Communications, Inc.*               13,200         512,325      0.20
                                           -------      ----------     -----
    Total Telecommunications                            16,021,932      6.29
                                           -------      ----------     -----

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
TEXTILES AND SHOES -- 0.35%
Cutter & Buck Inc.*                         53,700    $    882,694        0.35%
                                         ---------    ------------      ------

TOYS -- 0.53%
JAKKS Pacific, Inc.*                        32,800       1,344,800        0.53
                                         ---------    ------------      ------
TRUCKING -- 0.47%
Forward Air Corporation*                    41,000       1,206,938        0.47
                                         ---------    ------------      ------
    Total Equity Securities
      (Cost $177,616,708)                              243,962,622       95.76
                                         ---------    ------------      ------

MONEY MARKET FUNDS -- 5.42%
Temporary Investment Fund Inc. --
  Temp Fund                              6,902,048       6,902,048        2.71
Temporary Investment Fund Inc. --
  Temp Cash                              6,902,048       6,902,048        2.71
                                         ---------    ------------      ------

    Total Money Market Funds
      (Cost $13,804,096)                                13,804,096        5.42
                                         ---------    ------------      ------
    Total Investments
      (Cost $191,420,804)                              257,766,718      101.18
                                         ---------    ------------      ------

See Notes to Financial Statements.

P-I-C
----------
SMALL CAP                     STATEMENT OF NET ASSETS
----------                    as of October 31, 1999
PORTFOLIO
----------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
--------------------------------------------------------------------------------
Receivables:
  Investment securities sold                          $  2,128,359
  Interest                                                  72,743
  Shares of beneficial interest sold                       111,831
Other assets                                                18,417
                                                      ------------      ------
    Total other assets                                   2,331,350        0.91%
                                                      ------------      ------
TOTAL ASSETS                                           260,098,068      102.09
                                                      ------------      ------

LIABILITIES -- (2.09%)
Payables:
  Investment securities purchased                        4,979,923
  Shares of beneficial interest redeemed                    93,425
  To Advisor (Note 3)                                      153,623
Accrued expenses                                            66,002
Deferred Trustees' compensation (Note 3)                    42,194
                                                      ------------      ------
    Total liabilities                                    5,335,167       (2.09)
                                                      ------------      ------
TOTAL NET ASSETS -- 100.00%                           $254,762,901      100.00%
                                                      ------------      ------

* Non-income producing security.

See Notes to Financial Statements.

P-I-C
----------
GROWTH
----------               STATEMENTS OF OPERATIONS
SMALL CAP                Year ended October 31, 1999
----------
PORTFOLIOS
----------

================================================================================
                                                    Growth          Small Cap
                                                   Portfolio        Portfolio
                                                   ---------        ---------
INVESTMENT INCOME
Income:
  Dividends                                       $    569,502    $      30,354
  Interest                                             290,405          440,273
                                                  ------------    -------------
  Total income                                         859,907          470,627
                                                  ============    =============

Expenses:
  Investment advisory fees (Note 3)                  1,337,089        1,793,492
  Administration fees (Note 3)                         167,136          224,187
  Accounting services fees                              78,227           88,822
  Custodian fees                                        36,960           66,810
  Audit fee                                             20,499           22,997
  Trustees' fees                                        23,498           23,835
  Insurance                                              3,701            6,001
  Legal fees                                             7,000           10,598
  Miscellaneous                                          4,398            9,001
                                                  ------------    -------------
  Total expenses                                     1,678,508        2,245,743
  Less waiver by Provident Investment
    Counsel, Inc. (Note 3)                              (7,147)          (3,878)
                                                  ------------    -------------
  Net expenses                                       1,671,361        2,241,865
                                                  ============    =============

Net investment loss                                   (811,454)      (1,771,238)
                                                  ============    =============

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net realized gain on investments                  27,950,275       48,594,775
  Net unrealized appreciation of investments        15,478,042       56,517,702
                                                  ------------    -------------
Net gain on investments                             43,428,317      105,112,477
                                                  ============    =============

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $ 42,616,863    $ 103,341,239
                                                  ============    =============

See Notes to Financial Statements.

P-I-C
----------
GROWTH
----------
SMALL CAP             STATEMENTS OF CHANGES IN NET ASSETS
----------
PORTFOLIOS
----------

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations:
--------------------------------------------------------------------------------

  Net investment loss
  Net realized gain (loss) on investments
  Net unrealized appreciation (depreciation) of investments
--------------------------------------------------------------------------------
  Net increase  (decrease) in net assets resulting from operations

================================================================================
Transactions in interest:
  Contribution by Holders
  Withdrawals by Holders
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets from transactions in interests

================================================================================
Total increase in net assets

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year
--------------------------------------------------------------------------------
End of year
--------------------------------------------------------------------------------

See Notes to Financial Statements.

P-I-C
----------
GROWTH
----------
SMALL CAP             STATEMENTS OF CHANGES IN NET ASSETS
----------
PORTFOLIOS
----------

================================================================================
              Growth                                Small Cap
             Portfolio                              Portfolio
----------------------------------     -------------------------------------
      Year              Year                 Year                 Year
     ended             ended                ended                ended
October 31, 1999  October 31, 1998     October 31, 1999     October 31, 1998
----------------  ----------------     ----------------     ----------------

 $    (811,454)     $    (417,693)       $  (1,771,238)       $  (1,197,741)
    27,950,275          9,511,479           48,594,775          (30,872,647)
    15,478,042         15,517,462           56,517,702             (283,036)
 -------------      -------------        -------------        -------------
    42,616,863         24,611,248          103,341,239          (32,353,424)
 -------------      -------------        -------------        -------------
    28,654,776         64,364,321           68,296,971          123,809,971
   (25,048,703)       (35,037,926)         (90,528,948)         (57,458,705)
 -------------      -------------        -------------        -------------
     3,606,073         29,326,395          (22,231,977)          66,351,266
 -------------      -------------        -------------        -------------
    46,222,936         53,937,643           81,109,262           33,997,842
 -------------      -------------        -------------        -------------
   136,082,323         82,144,680          173,653,639          139,655,797
 -------------      -------------        -------------        -------------
 $ 182,305,259      $ 136,082,323        $ 254,762,901        $ 173,653,639
 -------------      -------------        -------------        -------------

P-I-C
----------
GROWTH
----------
SMALL CAP                    SELECTED RATIO DATA
----------
PORTFOLIOS
----------

                                                 Growth Portfolio
================================================================================
                                  Year      Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                                Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                  1999      1998      1997      1996      1995
                                --------  --------  --------  --------  --------
Ratios to average net assets:+
  Expenses                       1.00%      1.00%     1.00%     1.00%     1.00%
  Net investment income
    (loss)                      (0.49%)    (0.32%)   (0.13%)   (0.04%)    0.08%
Portfolio turnover rate         80.34%     81.06%    67.54%    64.09%    54.89%

+ Net of expense reimbursements equivalent to 0.00%, 0.02%, 0.05%, 0.04% and 0.01% of average daily net assets, respectively.

See Notes to Financial Statements.

P-I-C
----------
GROWTH
----------
SMALL CAP                    SELECTED RATIO DATA
----------
PORTFOLIOS
----------

                                                 Growth Portfolio
================================================================================
                                  Year      Year      Year      Year      Year
                                 ended     ended     ended     ended     ended
                                Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                  1999      1998      1997      1996      1995
                                --------  --------  --------  --------  --------
Ratios to average net assets:+
  Expenses                         1.00%    1.00%     1.00%     1.00%     1.00%
  Net investment loss             (0.79%)  (0.68%)   (0.49%)   (0.59%)   (0.51%)
Portfolio turnover rate          133.24%   81.75%   151.52%    53.11%    45.45%

+ Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.01%, 0.01% and 0.07% of average daily net assets, respectively.

See Notes to Financial Statements.

P-I-C
----------
GROWTH
----------
SMALL CAP                  NOTES TO FINANCIAL STATEMENTS
----------
PORTFOLIOS
----------

================================================================================

1 -- ORGANIZATION

     PIC Growth Portfolio was organized on December 11, 1991 and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.


2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities listed on a national securities exchange or traded on Nasdaq are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in con-formity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

P-I-C
----------
GROWTH
----------
SMALL CAP                  NOTES TO FINANCIAL STATEMENTS
----------                 CONTINUED
PORTFOLIOS
----------

================================================================================

3 -- TRANSACTIONS WITH AFFILIATES

     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

     PIC receives from each Portfolio an investment advisory fee at the annual rate of 0.80% of its average daily net assets. In addition, PIC has voluntarily agreed to limit the expenses of each Portfolio to 1.00% of its average net assets.

     Fees waived by PIC for the year ended October 31, 1999 were as follows:

     Growth Portfolio -- $7,147
     Small Cap Portfolio -- 3,878

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000.

     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

P-I-C
----------
GROWTH
----------
SMALL CAP                  NOTES TO FINANCIAL STATEMENTS
----------                 CONTINUED
PORTFOLIOS
----------

================================================================================

4 -- INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 1999 were as follows:

                                   Purchases          Sales
                                   ---------          -----

Growth Portfolio                  $128,004,046     $135,004,771
Small Cap Portfolio                291,632,958      317,295,454

     The aggregate gross unrealized appreciation and depreciation of investment securities at October 31, 1999, based on their cost for federal income tax purposes, were as follows:

                            Tax             Gross            Gross
                          Cost of         Unrealized       Unrealized
                         Investments     Appreciation     Depreciation
                         -----------     ------------     ------------

Growth Portfolio        $119,734,492      $51,804,877     $   (530,001)
Small Cap Portfolio      191,628,800       74,295,755       (8,157,837)

P-I-C
----------
GROWTH
----------              REPORT OF INDEPENDENT ACCOUNTANTS
SMALL CAP
----------
PORTFOLIOS
----------

================================================================================

To the Board of Trustees of
  and the holders of Interests in:
    PIC Growth Portfolio
    PIC Small Cap Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Growth Portfolio and PIC Small Cap Portfolio (the "Portfolios") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets and the selected ratio data for the year then ended, in conformity with generally accepted accounting principles. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of the Portfolios as of October 31, 1998, including the selected ratio data for each of the periods prior to October 31, 1998, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
December 3, 1999

P-I-C
----------
GROWTH
----------              CHANGE IN INDEPENDENT ACCOUNTANTS
SMALL CAP
----------
PORTFOLIOS
----------

================================================================================

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of PIC Investment Trust, PIC Growth Portfolio and PIC Small Cap Portfolio pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of PIC Investment Trust, PIC Growth Portfolio and PIC Small Cap Portfolio during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 1, 1999, and October 25, 1999, PIC Portfolios and PIC Investment Trust, respectively, with the approval of their Boards of Trustees and their Audit Committees, engaged PwC as their independent auditors.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

TRUSTEES AND OFFICERS

================================================================================
TRUSTEES AND OFFICERS -- P I C INVESTMENT TRUST
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

TRUSTEES AND OFFICERS -- P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.